Note 16 - Benefit Plans	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Retirement Benefits [Text Block]

(16)   Benefit Plans

The Company has a 401(k) retirement savings plan, which covers employees at least 18 years of age. Employees may voluntarily contribute up to 90% of their compensation, as defined, to the plan. The Company matched the employee contribution at a rate of 50% of the first 6% of compensation contributed to the plan subject to a maximum of 3% of eligible compensation. Company contributions to the plans were $0.7 million, $0.9 million and $0.9 million for 2020, 2019 and 2018, respectively.